DEFERRED REVENUES (Tables)	12 Months Ended
Mar. 31, 2014
DEFERRED REVENUES
Schedule of deferred revenues

	March 31,
	2013	2014
	RMB	RMB
Testing services	3,866,368	4,704,072
Test preparation and training solutions	376,885	1,210,307
Other revenue — test-based education services	1,131,246	327,735
Other revenue — licensing fees from authorized test centers	3,614,738	3,036,530
Other revenue — others	1,031,584	1,300,065
Total deferred revenues	10,020,821	10,578,709

Representing:
Current deferred revenues	7,376,527	8,383,327
Non-current deferred revenues	2,644,294	2,195,382